Document and Entity Information	May 13, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 13, 2025
Current Fiscal Year End Date	--12-28
Entity File Number	001-14543
Entity Registrant Name	TrueBlue, Inc.
Entity Central Index Key	0000768899
Entity Incorporation, State or Country Code	WA
Entity Tax Identification Number	91-1287341
Entity Address, Address Line One	1015 A Street
Entity Address, City or Town	Tacoma
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98402
City Area Code	253
Local Phone Number	383-9101
Title of 12(b) Security	Common stock, no par value
Trading Symbol	TBI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false